Other finance costs - Detailed information about other finance costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other finance costs
Interest on bank loans	¥ 4,182	¥ 525
Interest on lease liabilities	2,745	2,276	¥ 2,853
Changes in the carrying amount of put option liabilities	2,201	650	637
Total	¥ 9,128	¥ 3,451	¥ 3,490